Long-term debt - Details of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 933	$ 1,557
Lease liabilities	215	209
Long-term debt	1,148	1,766
Current	328	92
Non-current	820	1,674
Credit facility
Details of long-term debt
Gross borrowings	941	1,568
Deferred debt transaction costs	$ (8)	$ (11)